Interest and Finance Costs, net (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 22, 2023	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Amortization of deferred gain on termination of hedging interest rate swaps		$ 5,265,000	$ 618,000
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net		(5,180,000)	24,840,000	$ 19,819,000	$ (19,819,000)
Bunkes swap cash settlements non hedging			9,912,000
Change in fair value of non-hedging financial instruments		(657,000)	517,000	(10,536,000)
Amortization of Debt Discount (Premium)		$ 0	350,000	440,000
Series D Preferred Stock [Member]
Redemption date		May 30, 2023
Redemption of preferred shares | shares		3,517,061
Interest expense		$ 791,000
Eight Bunker Agreements and two CO2 Emission Agreements [Member]
Expense on agreement		288,000
Debt extinguishment guidance of ASC 470-50 [Member]
Deferred Debt Issuance Cost, Writeoff		430,000	1,195,000	460,000
Three Interest Rate Swaps [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net			3,135,000
One Cash Flow Hedge [Member]
Gain (Loss) on Interest Rate Derivative Instruments Not Designated as Hedging Instruments			1,472,000
Interest Rate Swap [Member]
Number of Interest Rate Derivatives Held	1
Derivative, Fixed Interest Rate	3.82%
Line of Credit Facility, Interest Rate Description	six-month SOFR
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Gain (Loss) on Interest Rate Derivative Instruments Not Designated as Hedging Instruments		122,000
Swap [Member] | Not Designated as Hedging Instrument [Member]
Fair Value Hedge Assets		535,000	0
Hedged Asset, Fair Value Hedge, Cumulative Increase (Decrease)		535,000	(1,989,000)
Hedged Asset, Fair Value Hedge, Cumulative Increase (Decrease)		$ (535,000)	$ 1,989,000
Put Option [Member]
Cash received from terminations				35,000
Put Option [Member] | Not Designated as Hedging Instrument [Member]
Change in fair value of non-hedging financial instruments				$ 208,000